Filed Pursuant to Rule 497(e)

Registration No. 333-11283

SUNAMERICA FOCUSED SERIES, INC.

Focused Small-Cap Growth Portfolio (the “Portfolio”)

Supplement dated April 26, 2010 to

the Prospectus dated February 26, 2010

Effective immediately, Timothy Pettee no longer serves as a portfolio manager of the Portfolio. Accordingly, all references to Mr. Pettee with respect to the Portfolio in the Prospectus are hereby deleted in their entirety. Andrew Sheridan, who previously shared portfolio management responsibility with Mr. Pettee, is now the sole portfolio manager of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_FOCPR_2-10

SUNAMERICA FOCUSED SERIES, INC.

Focused Small-Cap Growth Portfolio (the “Portfolio”)

Supplement dated April 26, 2010 to the

Statement of Additional Information dated February 26, 2010

Effective immediately, Timothy Pettee no longer serves as a portfolio manager of the Portfolio. Accordingly, all references to Mr. Pettee with respect to the Portfolio in the Statement of Additional Information are hereby deleted in their entirety. Andrew Sheridan, who previously shared portfolio management responsibility with Mr. Pettee, is now the sole portfolio manager of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_FOCPR_2-10